SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Nov. 30, 2013
SIGNIFICANT ACCOUNTING POLICIES [Text Block]

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES:

a.	General:

Orgenesis Inc. (“ the Company ”), incorporated in the state of Nevada on June 5, 2008 is developing a new technology for regeneration of functional insulin-producing cells, thus, enabling normal glucose regulated insulin secretion, via cell therapy.

On October 11, 2011, the Company incorporated a wholly-owned subsidiary in Israel, Orgenesis Ltd. (the " Subsidiary "), which is engaged in research and development.

On February 2, 2012, the Subsidiary entered into an agreement with Tel Hashomer Medical Research, Infrastructure and Services Ltd (the " Licensor "). The Subsidiary was granted a worldwide royalty bearing, exclusive license to certain information regarding a molecular and cellular approach directed at converting liver cells into functional insulin producing cells, as treatment for diabetes.

On July 31, 2013, the Company incorporated a wholly-owned subsidiary in Maryland named Orgenesis Inc., (the “U.S. Subsidiary”) which will be engaged in research and development. The US subsidiary has not commenced its operation yet.

On October 11, 2013, Orgenesis Ltd. incorporated a wholly-owned subsidiary in Belgium, Orgenesis SPRL (the “Belgium Subsidiary”), which will be engaged in development and manufacturing activities together with the clinical studies in Europe, and later on to be our center for our activities in Europe. The Belgium subsidiary has not commenced its operation yet.

Unless the context indicates otherwise, the term “Group” refers to Orgenesis Inc. and its subsidiaries, Orgenesis Ltd (the “Subsidiary”), Orgenesis Inc. (The “ US subsidiary ” in Maryland) and Orgenesis SPRL (The “ Belgium Subsidiary ”).

The Group is engaged in research and development in the biotechnology field and is considered a development stage Company in accordance with Financial Accounting Standards Board (" FASB ") Accounting Standards Codification (" ASC ") Topic 915 “Development Stage Entities”. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company has net losses for the period from inception (June 5, 2008) through November 30, 2013, of $10,674,975 as well as a negative cash flow from operating activities. Presently, the Company does not have sufficient cash resources to meet its plans in the twelve months following November 30, 2013. These factors raise substantial doubt about the Company's ability to continue as a going concern. Management is in the process of evaluating various financing alternatives, as the Company will need to finance future research and development activities and general and administrative expenses through fund raising in the public or private equity markets. Although there is no assurance that the Company will be successful with those initiatives, management believes that it will be able to secure the necessary financing as a result of ongoing financing discussions with third party investors and existing shareholders, including via future exercise of 2,926,718 warrants for a total amount of $1,543,893 as mentioned in note 3(b). During December 2013, the company raised capital of $445,000. See note 14(4).

These consolidated financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern. The Company's continuation as a going concern is dependent on its ability to obtain additional financing as may be required and ultimately to attain profitability. If the Company is unsuccessful in raising additional financing, it may need to curtail, discontinue or cease operations. If the Company is unsuccessful in raising additional financing it may need to curtail, discontinue or cease operating.

b.	Basis Of Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“ U.S. GAAP ”).

c.	Use of estimates in the preparation of financial statements

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the financial statements date and the reported expenses during the reporting periods. Actual results could differ from those estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to the valuation of stock based compensation and warrants issued .

d.	Research and development

Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of salaries, stock-based compensation expenses, payroll taxes and other employees' benefits, lab expenses, consumable equipment and consulting fees. All costs associated with research and developments are expensed as incurred.

e.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly- owned Subsidiaries. All inter-Company transactions and balances have been eliminated in consolidation.

f.	Functional currency

The currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the US dollar (“ $ ” or “ dollar ”). The Belgium Subsidiary has only commenced immaterial operations.

Most of the Group's expenses are incurred in dollars and source of the Group's financing has been provided in dollars. Thus, the functional currency of the Company and its subsidiaries is the dollar.

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in foreign currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For foreign transactions and other items reflected in the statements of operations, the following exchange rates are used: (1) for transactions – exchange rates at transaction dates or average rates, and (2) for other items (derived from non-monetary balance sheet items such as depreciation) – historical exchange rates. The resulting transaction gains or losses are carried to financial income or expenses, as appropriate.

g.	Income Taxes

1.	Deferred taxes

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A valuation allowance is recognized to the extent that it is more likely than not that the deferred taxes will not be realized in the foreseeable future. It is the Company’s policy to classify interest and penalties on income taxes as interest expense or penalties expense. The Company has provided a full valuation allowance with respect to its deferred tax assets.

2.	Uncertainty in income tax

The Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the available evidence indicates that it is more likely than not that the position will be sustained on examination. If this threshold is met, the second step is to measure the tax position as the largest amount that is greater than 50% likely of being realized upon ultimate settlement.

3.

Taxes that would apply in the event of disposal of investment in subsidiaries have not been taken into account in computing the deferred income taxes, as it is the Company’s intent and ability to hold these investments.

h.	Stock-Based Compensation

The Company accounts for employee stock-based compensation in accordance with the guidance of ASC Topic 718, Compensation which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their grant date fair values. The fair value of the equity instrument is charged to compensation expense and credited to additional paid-in capital over the period during which services are rendered.

The Company follows ASC Topic 505-50 (formerly EITF 96-18), “Accounting for Equity Instruments that are Issued to Other than Employees for Acquiring, or in Conjunction with Selling Goods and Services,” for stock options and warrants issued to consultants and other non- employees. In accordance with ASC Topic 505-50, these stock options issued as compensation for services provided to the Company are accounted for based upon the fair value of the options. The fair value of the options granted is measured on a final basis at the end of the related service period and is recognized over the related service period using the straight-line method.

i.	Warrants issued as part of capital raisings that are classified as a liability

Warrants that entitle the holder to down-round protection (through ratchet and anti-dilution provisions) are classified as liabilities in the statement of financial position. The liability is measured both initially and in subsequent periods at fair value, with changes in fair value charged to finance expenses, net. See Note 8.

j.	Fair value measurement:

Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1 : Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2 : Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3 : Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

As of November 30, 2013 the assets or liabilities measured at Level 3 fair value comprise of warrants. In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible.

k.	Property and equipment

Property and equipment are recorded at cost and depreciated by the straight-line method over the estimated useful lives of the assets.

Annual rates of depreciation are as follows:

Computers	33%
Lab equipment	15%
Office furniture	6%

l.	Loss per common stock

Basic and diluted net loss per common stock is computed by dividing the net loss for the period by the weighted average number of shares of common stock outstanding. Outstanding stock options and warrants have been excluded from the calculation of the diluted loss per share because all such securities are anti-dilutive for all periods presented. The total number of common stock options and warrants excluded from the calculation of diluted net loss per share was 15,245,531 for the year ended November 30, 2013 ( 7,883,198 for the year ended November 30, 2012).

m.	Concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally cash and cash equivalent and bank deposits. The Company held these instruments with highly rated financial institutions. The Company has not experienced any credit losses in these accounts and does not believe it is exposed to any significant credit risk on these instruments.

n.	Newly issued and recently adopted Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board issued Accounting Standards Update (" ASU ") 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ ASU 2013-02”). This update requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, ASU 2013-02 requires presentation, either on the face of the income statement or in the notes, of significant amounts reclassified out of accumulated other comprehensive income by respective line items of net income, but only if the amounts reclassified are required to be reclassified in their entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross- reference to other disclosures that provide additional details about these amounts. The amendments in ASU 2013-02 will be effective prospectively for annual reporting periods beginning after December 15, 2012, and interim periods within those annual periods. ASU 2013-02 is effective for the Company on November 30, 2013. The adoption of ASU 2013-02 does not have a material effect on the consolidated financial statement presentation.